UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-23651

BNY Mellon Alcentra Opportunistic Global Credit Income Fund
(Exact name of Registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc. 240 Greenwich Street New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq. 240 Greenwich Street New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	09/30
Date of reporting period:	03/31/2022

FORM N-CSR

Item 1.	Reports to Stockholders.

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

SEMIANNUAL REPORT March 31, 2022

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

Protecting Your Privacy
Our Pledge to You

THE FUND IS COMMITTED TO YOUR PRIVACY. On this page, you will find the fund’s policies and practices for collecting, disclosing, and safeguarding “nonpublic personal information,” which may include financial or other customer information. These policies apply to individuals who purchase fund shares for personal, family, or household purposes, or have done so in the past. This notification replaces all previous statements of the fund’s consumer privacy policy, and may be amended at any time. We’ll keep you informed of changes as required by law.

YOUR ACCOUNT IS PROVIDED IN A SECURE ENVIRONMENT. The fund maintains physical, electronic and procedural safeguards that comply with federal regulations to guard nonpublic personal information. The fund’s agents and service providers have limited access to customer information based on their role in servicing your account.

THE FUND COLLECTS INFORMATION IN ORDER TO SERVICE AND ADMINISTER YOUR ACCOUNT. The fund collects a variety of nonpublic personal information, which may include:

• Information we receive from you, such as your name, address, and social security number.

• Information about your transactions with us, such as the purchase or sale of fund shares.

• Information we receive from agents and service providers, such as proxy voting information.

THE FUND DOES NOT SHARE NONPUBLIC PERSONAL INFORMATION WITH ANYONE, EXCEPT AS PERMITTED BY LAW.

Thank you for this opportunity to serve you.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon Family of Funds.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2022 (Unaudited)

	Cost	Value
Assets ($):
Cash		100,000
Due from BNY Mellon Investment Adviser, Inc.—Note 2(b)		5,000
		105,000
Liabilities ($):
Professional fee payable		5,000
		5,000
Net Assets ($)		100,000
Composition of Net Assets ($):
Common Shares of Beneficial Interest, unlimited shares authorized, par value $.001 per share (8,000 shares issued and outstanding)		8
Paid-in capital		99,992
Net Assets ($)		100,000

Shares Outstanding
(unlimited number of $.001 par value shares of Beneficial Interest authorized)	8,000
Net Asset Value Per Share ($)	12.50

See notes to financial statements.

STATEMENT OF OPERATIONS
From October 7, 2021 (effective date) through March 31, 2022 (Unaudited)

Investment Income ($):
Interest Income	-
Expenses:
Professional fees	5,000
Total Expenses	5,000
Less—reduction in expenses due to undertaking—Note 2(a)	(5,000)
Net Expenses	-
Net Investment (Loss), representing net increase in net assets resulting from operations	-

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
From October 7, 2021 (effective date) through March 31, 2022 (Unaudited)

Operations ($):
Net Investment Income, representing net increase in net assets resulting from operations	-
Net Assets ($):
Beginning of Period	100,000
End of Period	100,000
Capital Share Transactions (Shares):
Initial Shares	8,000

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal period indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. These figures have been derived from the fund’s financial statements.

Institutional Shares	Period Ended March 31, 2022 (Unaudited)[a]
Per Share Data ($):
Net asset value, beginning of period	12.50
Investment Operations:
Net investment income[b]	-
Net realized and unrealized gain (loss) on investments	-
Net asset value, end of period	12.50
Total Return (%)	-c
Ratios/Supplemental Data (%)
Ratio of total expenses to average net assets	.00[d,e]
Ratio of net investment income to average net assets	.00[d,e]
Portfolio Turnover Rate	-[c]
Net Assets, end of period ($ x 1,000)	100

a From October 7, 2021 (effective date) to March 31, 2022.

b Based on average shares outstanding.

c Not annualized.

d Annualized.

e Amount represents less than .01%

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

BNY Mellon Alcentra Opportunistic Global Credit Income Fund (the “fund”) is a non-diversified, closed-end management investment company that continuously offers its common shares of beneficial interest, $.001 par value per share (“Shares”), and operates as an “interval fund”. The fund offers two classes of Shares designated as Institutional Shares and Class A-1 Shares. The fund’s Shares are not currently being offered.

The fund was organized as a Maryland statutory trust on March 29, 2021. The fund’s Institutional Shares became effective with the Securities and Exchange Commission (the “SEC”) on October 7, 2021 and the fund’s A-1 Shares became effective with the SEC on December 13, 2021.

The fund’s investment objective is to seek to provide total return consisting of high current income and capital appreciation. There is no assurance the fund will achieve its investment objective. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Alcentra NY, LLC (the “Sub-adviser”), a wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser.

The fund is an “interval fund,” a type of fund that, to provide liquidity to holders of its Shares, conducts quarterly repurchase offers for between 5% and 25% of its then outstanding Shares at net asset value per Share. The fund currently expects to conduct quarterly repurchase offers for 5% of its then outstanding Shares under ordinary circumstances.

The fund has no operating history. The Shares will not be listed for trading on any securities exchange. Accordingly, there is currently no secondary market for the Shares and the fund does not expect any secondary market to develop for its Shares. Even though the fund intends to hold quarterly repurchase offers for its outstanding Shares (currently expected to be for 5% per quarter), investors should consider the Shares to be an illiquid investment.

The Shares are not redeemable at an investor’s option nor are they exchangeable for shares of any other fund, although the fund will periodically offer to repurchase Shares pursuant to its fundamental share repurchase policy described in the fund’s prospectus. Repurchase offers may be oversubscribed, with the result that investors may only be able to have a portion of their Shares repurchased in connection with any repurchase offer.

The fund offers two classes of Shares designated as Institutional Shares and Class A-1 Shares, and may offer additional classes of Shares in the future. The fund has received an exemptive order from the SEC to issue multiple classes of Shares and to, among other things, impose asset-based distribution fees and early-withdrawal fees. The net asset values of Institutional Shares and Class A-1 Shares will vary over time as a result of the differing fees and expenses applicable to each class of Shares and different inception dates.

Institutional Shares are offered daily at net asset value per Institutional Share. Class A-1 Shares are offered daily at net asset value per Class A-1 Share plus the applicable sales load. The fund and BNY Mellon Securities Corporation, the fund’s distributor (the “Distributor”), reserve the right to reject a purchase order for any reason.

As of March 31, 2022, an affiliate (the “Affiliate”) of the Adviser owns 100% of the outstanding Shares. The Affiliate therefore may own a significant percentage of the fund’s outstanding Shares for the foreseeable future. This ownership will fluctuate as other investors subscribe for Shares and the fund repurchases Shares in connection with quarterly repurchase offers. Depending on the size of this ownership at any given point in time, it is expected that the Affiliate will, for the foreseeable future, either control the fund or be in a position to exercise a significant influence on the outcome of any matter put to a vote of Shareholders.

In addition, the Affiliate may seek, over time, to have some or all of its Shares repurchased by the fund in order to comply with regulatory restrictions applicable to U.S. banking entities, such as BNY Mellon, and their affiliates. Any repurchases, which may be subject to the fund’s ability to effect involuntary repurchases of its Shares, will be conducted in accordance with applicable law and the fund’s Declaration of Trust and By-Laws and subject to approval by the fund’s Board of Trustees (the “Board”).

Costs incurred in connection with the organization and initial offering of the fund were paid directly by the Adviser and are not subject to reimbursement by the fund. The Adviser (and not the fund) has agreed to pay all of the organizational and initial offering expenses of the fund, which are estimated to be $616,184 as of March 31, 2022.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Certain of the fund’s investments will be fair valued by the Board in accordance with valuation procedures approved by the Board. Those portfolio valuations will be based on unobservable inputs and certain assumptions about how market participants would price the instrument. The fund expects that inputs into the determination of fair value of those investments will require significant management judgment or estimation. Because valuations may fluctuate over short periods of time and may be based on estimates, fair value determinations may differ materially from the value received in an actual transaction. Additionally, valuations of private securities and private companies are inherently uncertain. The fund’s net asset value could be adversely affected if the fund’s determinations regarding the fair value of those investments were

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

materially higher or lower than the values that it ultimately realize upon the disposal of such investments. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

As of March 31, 2022, the fund's Institutional Shares and A-1 Shares were not operational and the fund does not hold any investments to report in a Statement of Investments. As such, this report has omitted a Statement of Investments.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.

(e) Risk: An investment in the fund is subject to investment risk, including the possible loss of the entire amount that you invest. Your investment in Shares represents an indirect investment in the credit instruments and other investments and assets owned by the fund. The value of the fund’s portfolio investments may move up or down, sometimes rapidly and unpredictably. The value of the instruments in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-wide in response by governments, including closing borders, restricting international and domestic travel and imposing prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent the fund has significant investments in certain countries, regions, companies, industries or market sectors, such positions will increase the risk of loss from adverse developments affecting those countries, regions, companies, industries or sectors.

The fund invests primarily in credit instruments, which are subject to credit risk. Credit risk is the risk that one or more credit instruments in the fund’s portfolio will decline in price or fail to pay interest or principal when due because the issuer of the instrument experiences a decline in its financial status. Losses may occur because the market value of a credit instrument is affected by the creditworthiness or perceived creditworthiness of the issuer and by general economic and specific industry conditions and the fund’s investments will often be subordinate to other debt in the issuer’s capital structure. Because the fund generally expects to invest a significant portion of its Managed Assets (as defined below) in below investment grade instruments, it will be exposed to a greater amount of credit risk than a fund which invests in investment grade securities. The prices of below investment grade instruments are more sensitive to negative developments, such as a decline in the issuer’s revenues or a general economic downturn,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

than are the prices of investment grade instruments, which may reduce the fund’s net asset value.

The fund invests in floating rate loan interests. The floating rate loans in which the fund invests typically are below investment grade quality, and inherently speculative. In the event of the bankruptcy or insolvency of a borrower, the fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing the borrower’s loan.

The fund invests in Collateraized Debt Obligations (“CDO”), including CLOs. CDOs may be thinly traded or have a limited trading market. CDOs, such as CLOs, are typically privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CLOs and other types of CDOs may be characterized by the fund as illiquid securities, especially investments in mezzanine and subordinated/equity tranches of CLOs; however, an active dealer market may exist for certain investments and more senior CLO tranches, which would allow such securities to be considered liquid in some circumstances. In addition to the general risks associated with credit instruments discussed herein, CLOs and other types of CDOs carry additional risks, including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the class of CLO or CDO held by the fund is subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

The fund may directly originate loans as part of its Direct Lending Strategy. The Direct Lending Strategy seeks to generate attractive returns by lending to “middle market” businesses. Investing in middle market companies involves a number of significant risks, including but not limited to the following: (i) they may have limited financial resources and may be unable to meet their debt obligations, which may be accompanied by a deterioration in the value of any collateral and a reduction in the likelihood of the fund’s realizing any guarantees the fund may have obtained in connection with an investment; (ii) they typically have shorter operating histories, narrower product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions and changing market conditions, as well as general economic downturns; (iii) they are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the issuer; (iv) they generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position; (v) changes in laws and regulations, as well as their interpretations, may adversely affect the business, financial structure or prospects of middle market companies; and (vi) they may have difficulty accessing the capital markets to meet future capital needs, which may limit their ability to grow or to repay their outstanding indebtedness upon maturity.

There also is generally little public information about privately-held middle market companies. These middle market companies and their financial information generally are not subject to the reporting requirements of the Securities Exchange Act of 1934, as amended, and other regulations that govern public companies, and the fund may be unable to uncover all material information about these companies, which may prevent the Sub-adviser from making a fully informed investment decision and cause the fund to lose money on its investments.

(f) Dividends and distributions to Shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income are normally declared and paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Shareholders will have their distributions reinvested in additional shares of the fund, unless such Shareholders elect to receive cash, at net asset value per share. There is no sales or other charge for Reinvestment.

(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended March 31, 2022, the fund did not incur any interest or penalties.

(h) Share repurchases: As disclosed in its prospectus, the fund is an “interval fund,” a type of fund that, to provide liquidity to holders of its Shares, conducts quarterly repurchase offers for between 5% and 25% of its then outstanding Shares at net asset value per Share. The fund currently expects to conduct quarterly repurchase offers for 5% of its then outstanding Shares under ordinary circumstances. Quarterly repurchase offers generally are expected to occur in the months of January, April, July and October. Notification of each quarterly repurchase offer will be made available to Shareholders at least 21 calendar days, but not more than 42 calendar days, before the Repurchase Request Deadline (i.e., the date by which Shareholders must tender their Shares in response to a repurchase offer). The notice will set forth (i) the percentage of Shares the fund will repurchase; (ii) the Repurchase Request Deadline and other terms of the offer to repurchase; and (iii) the procedures for Shareholders to follow to request a repurchase or withdraw or modify a repurchase request prior to the Repurchase Request Deadline.

During the period, the fund conducted one quarterly share repurchase offer. The share repurchase offer was initiated on January 10, 2022 and expired on January 31, 2022. No shares were tendered.

(i) New accounting pronouncements: In March 2020, the FASB issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), and in January 2021, the FASB issued Accounting Standards Update 2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank offered rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 and ASU 2021-01 on the fund’s investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform. Management is also currently actively working with other financial institutions and counterparties to modify contracts as required by applicable regulation and within the regulatory deadlines.

NOTE 2—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a Management Agreement with the Adviser, the fund has agreed to pay the Adviser a monthly management fee computed at the annual rate of 1.25% of the average daily value of the fund’s Managed Assets. “Managed Assets” of the fund means the total assets of the fund, including any assets attributable to leverage (i.e., any loans from certain financial institutions and/or the issuance of debt securities (collectively, “Borrowings”), preferred shares of beneficial interest or other similar preference securities (“Preferred Shares”), or the use of derivative instruments that have the economic effect of leverage), minus the fund’s accrued liabilities, other than any liabilities or obligations attributable to leverage obtained through (i) indebtedness of any type (including, without limitation, Borrowings), (ii) the issuance of Preferred Shares, and/or (iii) any other means, all as determined in accordance with GAAP. During the period ended March 31, 2022, the fund did not pay a management fee as the fund was not operational.

The Adviser has contractually agreed, from October 7, 2021 through December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the fund’s direct expenses (excluding distribution fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, expenses related to litigation and potential litigation, investment expenses (such as fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, third party valuation firms and other costs, expenses and liabilities with respect to consummated and unconsummated investments) and extraordinary expenses) do not exceed 2.00% of the average daily value of the fund’s Managed Assets. On or after December 31, 2022, the Adviser may terminate this expense limitation agreement at any time. In addition, the Adviser has agreed to pay all of the fund’s organizational expenses and initial offering expenses. Also in addition the Adviser has agreed, until the fund is operational to waive its fund expenses. The reduction in expenses, pursuant to the undertaking, amounted to $5,000 during the period ended March 31, 2022. The waiver is voluntary and not contractual, and can be terminated at any time.

Pursuant to a sub advisory agreement between the Adviser and the Sub-adviser, the Adviser has agreed to pay from its management fee paid by the fund a monthly sub-advisory fee to the Sub-adviser computed at the annual rate of .625% of the value of the fund’s Managed Assets.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets and transaction activity. During the period ended March 31, 2022, the fund was not charged pursuant to the custody agreement.

The fund has an arrangement with the custodian whereby the fund will receive interest income or overdraft fees when cash balances are maintained. These fees, if any, are included in interest income in the Statement of Operations.

The components of “Due from BNY Mellon Investment Adviser, Inc.” in the Statement of Assets and Liabilities consist of: expense reimbursement currently in effect in the amount of $5,000.

(c) Each Board member also serves as a Board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Subsequent Event:

The fund conducted a quarterly share repurchase offer for up to 5% of its issued and outstanding Shares, which commenced on April 8, 2022 and expired at 5:00 p.m. Eastern time on April 29, 2022. No Shares were tendered.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on August 5, 2021, the Board considered the approval of the fund’s Management Agreement, pursuant to which the Adviser will provide the fund with investment advisory and administrative services, and approval of the Sub-Investment Advisory Agreement (together with the Management Agreement, the “Agreements”), pursuant to which Alcentra NY, LLC (the “Sub-adviser”), an affiliate of the Adviser, will provide day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-adviser. In considering the approval of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex.

The Board also considered research support expected to be available to, and portfolio management capabilities of, the fund’s proposed portfolio management personnel and that the Adviser also would provide oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-adviser.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. As the fund had not yet commenced operations, the Board was not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-adviser the proposed portfolio management team and the investment strategies to be employed in the management of the fund’s assets.

The Board reviewed comparisons of the fund’s proposed management fee and the anticipated expense ratio for each class of shares to the management fees and expense ratios of “Comparison Groups” comprised of the Fund and other leveraged and leverage-allowed interval closed-end funds that were independently prepared by Broadridge Financial Solutions, Inc. The Comparison Group for Institutional Class included one other global income fund, one high yield fund, nine general bond funds and one loan participation fund, and the Comparison Group for Class A-1 Shares included one global income fund, one high yield fund, six general bond funds and one loan participation fund. The Board also reviewed comparisons of the fund’s proposed management fee and the anticipated expense ratio for each class of shares to the management fees and expense ratios of all other leveraged and leverage-allowed interval

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

closed-end global income funds, high yield funds, general bond funds and loan participation funds, excluding outliers (the “Comparison Universe”).

The Board considered that, based on both common and leveraged assets and common assets alone, the Fund’s contractual management fee was at or below the Comparison Group average and median for both Institutional Class Shares and Class A-1 Shares. The Board also considered that the total estimated expenses for each class were above the Comparison Group average and median when based on common and leveraged assets, but below the Comparison Group average and median based on common assets alone. The Board considered that, based on both common and leveraged assets and common assets alone, the Fund’s contractual management fee was at or slightly above the Comparison Universe average and median for both Institutional Class Shares and Class A-1 Shares. The Board also considered that the total estimated expenses for each class were above the Comparison Universe average and median when based on common and leveraged assets, but below the Comparison Universe average and median based on common assets alone.

Representatives of the Adviser stated that the Adviser has contractually agreed to pay all organizational and initial offering expenses of the fund, and, until December 31, 2022, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding distribution fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings, expenses related to litigation and potential litigation, investment expenses (such as fees and expenses of outside legal counsel or third-party consultants, due diligence-related fees, third party valuation firms and other costs, expenses and liabilities with respect to consummated and unconsummated investments) and extraordinary expenses) exceed 2.00% of the of the average daily value of the fund’s managed assets.

Representatives of the Adviser reviewed with the Board fee information for separate accounts and/or other investment products that are advised or sub-advised by the Sub-adviser with the same or similar investment mandate as will be used to manage the Fund’s portfolio (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s proposed management fee. It was noted that there are no closed-end funds that are managed by the Adviser or the Sub-adviser reported in the fund’s anticipated Lipper category.

The Board considered the fee to be paid to the Sub-adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-adviser and the Adviser. The Board also took into consideration that the Sub-adviser’s fee will be paid by the Adviser, out of its fee from the fund, and not the fund.

Analysis of Profitability and Economies of Scale. As the fund had not yet commenced operations, representatives of the Adviser were not able to review the actual dollar amount of expenses allocated and profit received by the Adviser, or any economies of scale. However, representatives of the Adviser reviewed an analysis showing projected profit to be received by the Adviser and its affiliates and the resulting profitability percentage anticipated to be received by the Adviser and its affiliates for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the projected profitability was not excessive, given the services anticipated to be rendered and service levels anticipated to be provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates.

The Board considered, on the advice of its counsel, the projected profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services to be provided by the Adviser and the Sub-adviser, including the anticipated nature, extent and quality of such services, supported the approval of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since the Adviser, and not the fund, will pay the Sub-adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-adviser’s profitability to be relevant to its deliberations. The Board considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the management fee annually after the initial term of the Agreements.

Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services to be provided by the Adviser and the Sub-adviser are adequate and appropriate.

• The Board concluded that since the fund had not yet commenced operations, its performance could not be measured and was not a factor.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

• The Board concluded that the fees to be paid to the Adviser and the Sub-adviser were appropriate under the circumstances and in light of the factors and the totality of the services to be provided as discussed above.

• The Board determined that, because the fund had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund in connection with future renewals.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-adviser, of the Adviser and the Sub-adviser and the services proposed to be provided to the fund by the Adviser and the Sub-adviser. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to approve the Agreements.

OFFICERS AND TRUSTEES
BNY Mellon Alcentra Opportunistic Global Credit Income Fund

240 Greenwich Street
New York, NY 10286

Trustees	Officers (continued)
Independent Board Members:	Assistant Treasurers (continued)
Joseph S. DiMartino, Chairman	Robert Salviolo
Francine J. Bovich	Robert Svagna
Andrew J. Donohue	Chief Compliance Officer
Kenneth A. Himmel	Joseph W. Connolly
Roslyn M. Watson	Portfolio Managers
Benaree Pratt Wiley	Chris Barris
Interested Board Member:	Kevin Cronk
Bradley Skapyak	Ross Curran
Officers
President
David DiPetrillo	Adviser
Chief Legal Officer	BNY Mellon Investment Adviser, Inc.
Peter M. Sullivan	Sub-adviser
Vice President and Secretary	Alcentra NY, LLC
James Bitetto	Custodian
Vice Presidents and Assistant Secretaries	The Bank of New York Mellon
Deirdre Cunnane	Counsel
Sarah S. Kelleher	Proskauer Rose LLP
Jeff Prusnofsky	Transfer Agent, Registar and
Amanda Quinn	Dividend Disbursing Agent
Natalya Zelensky	BNY Mellon Transfer, Inc.
Vice Presidents	Initial SEC Effective Date
Daniel Goldstein	10/7/2021
Joseph Martella
Treasurer
James Windels
Assistant Treasurers
Gavin C. Reilly

For More Information

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

240 Greenwich Street

New York, NY 10286

Adviser

BNY Mellon Investment Adviser, Inc.

240 Greenwich Street

New York, NY 10286

Sub-adviser

Alcentra NY, LLC

200 Park Avenue

New York, New York 10166

Distributor

BNY Mellon Securities Corporation

240 Greenwich Street

New York, New York 10286

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Transfer Agent &
Registrar & Dividend Disbursing Agent

BNY Mellon Transfer, Inc.

240 Greenwich Street

New York, New York 10286

Ticker Symbols:	Institutional: BAOIX Class A-1: BAOAX

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 will be available on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-373-9387.

0823SA0322

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)        Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The fund did not participate in a securities lending program during this period.

Item 13.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Alcentra Opportunistic Global Credit Income Fund

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: May 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David DiPetrillo

        David DiPetrillo

        President (Principal Executive Officer)

Date: May 20, 2022

By: /s/ James Windels

        James Windels

       Treasurer (Principal Financial Officer)

Date: May 20, 2022

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b)       Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)